SCHEDULES OF CONCENTRATION OF RISK, BY RISK FACTOR (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue Benchmark [Member] | Client A [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		52.00%	44.00%	35.00%
Revenue Benchmark [Member] | Client B [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		16.00%	15.00%	32.00%
Revenue Benchmark [Member] | Client C [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage				13.00%
Accounts Receivable [Member] | Client A [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.00%	29.00%	25.00%	35.00%
Accounts Receivable [Member] | Client B [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%	27.00%	16.00%	30.00%
Accounts Receivable [Member] | Client C [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage				14.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%	26.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	14.00%
Accounts Payable [Member] | Vendor A [Member] | Supplier Concentration Risk A [Member]
Concentration Risk [Line Items]
Concentration risk percentage			20.00%	63.00%
Accounts Payable [Member] | Vendor B [Member] | Supplier Concentration Risk B [Member]
Concentration Risk [Line Items]
Concentration risk percentage			12.00%